Oil and Gas Properties (Tables)	12 Months Ended
Dec. 31, 2011
Oil and Gas Properties [Abstract]
Summary of the fair values of assets acquired and liabilities assumed for each acquisition

	Wilke Field	Albin Field	State Line Field
Consideration given:
Cash payment funded by debt	$4,500,000	$6,000,000	$15,000,000
Stock	-	412,500	1,875,000
Total consideration attributable to allocation	$4,500,000	$6,412,500	$16,875,000

Allocation of purchase price:

Proved oil and gas properties	$4,418,267	$4,675,099	$15,529,268
Unproved oil and gas properties	83,200	1,791,619	1,070,975

Total fair value of oil and gas properties acquired	4,501,467	6,466,718	16,600,243
Oil and gas revenue receivable	195,594	-	-

Total assets	4,697,061	6,466,718	16,600,243

Accounts payable	-	-	(52,147)
Asset retirement obligation	(197,061)	(54,218)	(149,151)

Total liabilities acquired	(197,061)	(54,218)	(201,298)

Net assets acquired	$4,500,000	$6,412,500	$16,398,945

Supplemental information:
Value attributable to ORRI paid to lender	$-	$(175,322)	$(158,685)
Value attributable to ORRI awarded to management	$(125,220)	$(701,290)	$(317,370)

Summary of pro forma results of operations

	For the Year Ended December 31,
	2010	2009
	(Unaudited)	(Unaudited)
Operating revenues	$12,941,108	$6,070,500

Operating loss	$(10,599,304)	$(29,001,745)

Net loss	$(19,063,015)	$(33,489,536)

Pro forma loss per common share:
Basic and diluted	$(2.08)	$(12.92)

Summary of oil and gas property costs
As of December 31, 2011
Leasehold acquisitions
2010	$33,605,594
2011	12,091,887
Unevaluated properties	45,697,481

Wells in progress exploration 2011	6,425,509
Total	$52,122,990